UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2006

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
38	Proxy Results
39	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Stock Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2006, through June 30, 2006.

Stock market gains over the first four months of 2006 were given back in May and June, when investors reacted negatively to suggestions that the U.S. Federal Reserve Board (the “Fed”) and other central banks, in their fight against inflation, might raise short-term interest rates more than previously expected. In the judgment of our Chief Economist, Richard Hoey, the recent correction reflects an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Thomas Durante, CFA, Portfolio Manager

How did Dreyfus Stock Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended June 30, 2006, Dreyfus Stock Index Fund, Inc. produced total returns of 2.57% for its Initial shares and 2.44% for its Service shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 2.71% for the same period.2,3

While a growing global economy and improved corporate earnings helped support large-cap stock prices during the early part of the reporting period, stocks generally fell sharply in May and June due to concerns regarding rising inflationary pressures and a potential U.S. economic slowdown.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and other operating expenses that are not reflected by the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 sectors and is dominated by large-cap, blue-chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Dreyfus Stock Index Fund, Inc. uses a passive management approach; all investment decisions are made based on the fund’s objective, which is to seek to match the performance of the S&P 500 Index.The fund does not attempt to manage market volatility.

What other factors influenced the fund’s performance?

For the first four months of the reporting period, large-cap stocks posted generally positive returns due to a growing U.S. economy, rising corporate earnings and persistently low inflation. Even higher fuel costs and rising interest rates failed to dampen consumer confidence. What’s more, many large-cap companies continued to benefit from strength in their overseas operations in the growing global economy. However, beginning in May, the equity markets sold off sharply due to concerns that soaring energy prices, higher short-term interest rates and a housing-market slowdown might constrain consumer spending, potentially choking off U.S. economic growth. During the market downturn, investors shed what they perceived to be riskier investments, instead favoring the relative safety of large-cap stocks. Still, declines in May and June were enough to offset most of the earlier gains achieved by the S&P 500 Index.

Energy stocks provided many of the more positive contributions to the S&P 500 Index for the reporting period,as increased demand from China, India and other emerging markets for a limited supply of crude oil and natural gas helped propel earnings of energy companies higher. Integrated energy producers and oil services providers fared especially well.

Other positive contributors to the S&P 500 Index’s performance included the industrials area, where aerospace, defense, machinery and freight companies benefited from robust economic conditions globally and increased spending for defense and national security in the United States.The S&P 500 Index also received strong contributions from the telecommunications sector, an area that previously had lagged the averages due to intensifying competitive pressures. However, these stocks performed better than expected over the first half of 2006, surprising investors with their ability to cut costs in a consolidating industry group.

On the other hand, in the information technology sector, semiconductor and hardware manufacturers produced generally disappointing results due mainly to lackluster demand for personal computers. Software companies also suffered due to delays in the launch of new programs and upgrades. In the health care sector, HMOs detracted from the S&P 500 Index’s returns due to enrollment delays related to the new Medicare prescription drug program. Finally, in the consumer discretionary area, homebuilders and household durable companies were hampered by the slowdown in the U.S. housing market.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index.Accordingly, as of June 30, 2006, the percentage of the fund’s assets invested in each industry closely approximated its representation in the S&P 500 Index. In our view, one of the benefits of broadly diversified index funds is that they can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

July 17, 2006

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.31	$ 2.56
Ending value (after expenses)	$1,025.70	$1,024.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.30	$ 2.56
Ending value (after expenses)	$1,023.51	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .26% for Initial shares and .51% for Service shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2006 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)

Consumer Discretionary—10.1%
Amazon.com	106,100	[a,b]	4,103,948
Apollo Group, Cl. A	48,050	[b]	2,482,743
AutoNation	50,900	[a,b]	1,091,296
AutoZone	18,400	[b]	1,622,880
Bed Bath & Beyond	96,900	[b]	3,214,173
Best Buy	138,125		7,574,775
Big Lots	39,100	[a,b]	667,828
Black & Decker	26,100		2,204,406
Brunswick	32,500		1,080,625
Carnival	149,024		6,220,262
CBS, Cl. B	265,093		7,170,765
Centex	41,700	[a]	2,097,510
Circuit City Stores	51,700		1,407,274
Clear Channel Communications	172,747		5,346,520
Coach	132,100	[b]	3,949,790
Comcast, Cl. A	725,125	[b]	23,740,592
Cooper Tire & Rubber	21,100	[a]	235,054
Darden Restaurants	44,250		1,743,450
Dillard’s, Cl. A	21,200		675,220
Dollar General	107,009		1,495,986
DR Horton	93,400		2,224,788
Eastman Kodak	98,600	[a]	2,344,708
EW Scripps, Cl. A	29,200		1,259,688
Family Dollar Stores	53,350	[a]	1,303,340
Federated Department Stores	189,808		6,946,973
Ford Motor	643,750	[a]	4,461,187
Fortune Brands	50,350		3,575,354
Gannett	81,588		4,563,217
Gap	188,751		3,284,267
General Motors	194,048	[a]	5,780,690
Genuine Parts	59,250		2,468,355
Goodyear Tire & Rubber	60,800	[a,b]	674,880
H & R Block	112,700	[a]	2,689,022
Harley-Davidson	92,200	[a]	5,060,858
Harman International Industries	23,000		1,963,510
Harrah’s Entertainment	63,450		4,516,371

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Hasbro	59,050	1,069,395
Hilton Hotels	113,550	3,211,194
Home Depot	709,344 [a]	25,387,422
International Game Technology	116,400	4,416,216
Interpublic Group of Cos.	149,693 [a,b]	1,249,937
JC Penney	80,600	5,441,306
Johnson Controls	66,900	5,500,518
Jones Apparel Group	38,600	1,227,094
KB Home	25,900	1,187,515
Kohl’s	116,823 [a,b]	6,906,576
Leggett & Platt	62,600	1,563,748
Lennar, Cl. A	47,900	2,125,323
Limited Brands	117,700	3,011,943
Liz Claiborne	35,900	1,330,454
Lowe’s Cos.	266,210	16,150,961
Marriott International, Cl. A	112,200	4,277,064
Mattel	133,695	2,207,304
McDonald’s	427,655	14,369,208
McGraw-Hill Cos.	122,800	6,168,244
Meredith	14,500	718,330
New York Times, Cl. A	49,700 [a]	1,219,638
Newell Rubbermaid	94,978	2,453,282
News, Cl. A	811,800	15,570,324
Nike, Cl. B	64,750	5,244,750
Nordstrom	73,900	2,697,350
Office Depot	98,700 [b]	3,750,600
OfficeMax	24,400	994,300
Omnicom Group	58,580 [a]	5,218,892
Pulte Homes	73,100 [a]	2,104,549
RadioShack	46,400 [a]	649,600
Sears Holdings	33,288 [b]	5,154,314
Sherwin-Williams	38,200	1,813,736
Snap-On	19,900 [a]	804,358
Stanley Works	24,300	1,147,446
Staples	249,925	6,078,176
Starbucks	263,400 [a,b]	9,945,984

8

Common Stocks (continued)	Shares		Value ($)

Consumer Discretionary (continued)
Starwood Hotels & Resorts	74,600		4,501,364
Target	296,342		14,482,234
Tiffany & Co.	48,300		1,594,866
Time Warner	1,469,568		25,423,526
TJX Cos.	156,850		3,585,591
Tribune	75,130	[a]	2,436,466
Univision Communications, Cl. A	76,500	[a,b]	2,562,750
VF	30,100		2,044,392
Viacom, Cl. B	247,493	[b]	8,870,149
Walt Disney	753,209		22,596,270
Wendy’s International	40,000		2,331,600
Whirlpool	26,732		2,209,400
Yum! Brands	93,350		4,692,705
			400,940,669
Consumer Staples—9.6%
Alberto-Culver	26,100	[b]	1,271,592
Altria Group	716,643		52,623,095
Anheuser-Busch Cos.	265,250		12,092,748
Archer-Daniels-Midland	224,605		9,271,694
Avon Products	154,500		4,789,500
Brown-Forman, Cl. B	28,500		2,043,165
Campbell Soup	63,549		2,358,303
Clorox	51,750		3,155,197
Coca-Cola	703,342		30,257,773
Coca-Cola Enterprises	104,200		2,122,554
Colgate-Palmolive	176,650		10,581,335
ConAgra Foods	178,250		3,941,108
Constellation Brands, Cl. A	68,300	[b]	1,707,500
Costco Wholesale	161,750		9,240,778
CVS	280,880		8,623,016
Dean Foods	46,700	[b]	1,736,773
Estee Lauder Cos., Cl. A	40,800	[a]	1,577,736
General Mills	122,200	[a]	6,312,852
Hershey	60,978		3,358,058
HJ Heinz	115,000		4,740,300
Kellogg	83,700		4,053,591

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Kimberly-Clark	157,798	9,736,137
Kroger	248,248	5,426,701
McCormick & Co.	45,500	1,526,525
Molson Coors Brewing, Cl. B	19,750 [a]	1,340,630
Pepsi Bottling Group	46,050 [a]	1,480,507
PepsiCo	567,091	34,048,144
Procter & Gamble	1,126,141	62,613,440
Reynolds American	29,400 [a]	3,389,820
Safeway	154,469	4,016,194
Sara Lee	260,898	4,179,586
Supervalu	70,151	2,153,636
SYSCO	212,250	6,486,360
Tyson Foods, Cl. A	86,500	1,285,390
UST	55,400 [a]	2,503,526
Wal-Mart Stores	858,029	41,331,257
Walgreen	346,700	15,546,028
Whole Foods Market	48,100 [a]	3,109,184
WM Wrigley, Jr	76,225	3,457,566
		379,489,299
Energy—10.1%
Anadarko Petroleum	157,368	7,504,880
Apache	113,322	7,734,227
Baker Hughes	116,960 [a]	9,573,176
BJ Services	110,300	4,109,778
Chesapeake Energy	141,500 [a]	4,280,375
Chevron	760,661	47,206,622
ConocoPhillips	566,493	37,122,286
Devon Energy	151,000	9,121,910
El Paso	238,779	3,581,685
EOG Resources	83,300	5,776,022
Exxon Mobil	2,076,318	127,382,109
Halliburton	177,151	13,146,376
Hess	82,800	4,375,980
Kerr-McGee	77,876	5,400,701
KeySpan	60,050	2,426,020
Kinder Morgan	35,800 [a]	3,576,062

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Marathon Oil	124,390	10,361,687
Murphy Oil	57,000	3,184,020
Nabors Industries	106,500 [a,b]	3,598,635
National Oilwell Varco	60,000 [a,b]	3,799,200
Noble	47,300	3,520,066
Occidental Petroleum	146,950	15,069,722
Rowan Cos.	37,800	1,345,302
Schlumberger	404,900	26,363,039
Sunoco	45,500	3,152,695
Transocean	111,533 [b]	8,958,330
Valero Energy	211,200 [a]	14,049,024
Weatherford International	119,700 [b]	5,939,514
Williams Cos.	204,271	4,771,771
XTO Energy	124,966	5,532,245
		401,963,459
Financial—21.3%
ACE	111,550	5,643,314
Aflac	171,092	7,930,114
Allstate	218,071	11,935,026
AMBAC Financial Group	36,294	2,943,443
American Express	423,473	22,537,233
American International Group	891,373	52,635,576
Ameriprise Financial	83,834	3,744,865
AmSouth Bancorp	118,800	3,142,260
AON	109,350	3,807,567
Apartment Investment & Management, Cl. A	33,400	1,451,230
Archstone-Smith Trust	73,400	3,733,858
Bank of America	1,566,065	75,327,726
Bank of New York	264,832	8,527,590
BB & T	188,800	7,852,192
Bear Stearns Cos.	41,352	5,792,588
Boston Properties	31,300	2,829,520
Capital One Financial	104,000 [a]	8,886,800
Charles Schwab	354,078	5,658,166
Chubb	142,400	7,105,760
Cincinnati Financial	59,430	2,793,804

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Financial (continued)
CIT Group	68,400		3,576,636
Citigroup	1,706,090		82,301,782
Comerica	55,700		2,895,843
Commerce Bancorp/NJ	63,200	[a]	2,254,344
Compass Bancshares	44,294		2,462,746
Countrywide Financial	208,498		7,939,604
Dow Jones & Co.	20,300	[a]	710,703
E*Trade Financial	146,300	[b]	3,338,566
Equity Office Properties Trust	125,600	[a]	4,585,656
Equity Residential	99,950		4,470,763
Fannie Mae	332,209	[a]	15,979,253
Federated Investors, Cl. B	29,000		913,500
Fifth Third Bancorp	190,992		7,057,154
First Horizon National	42,300		1,700,460
Franklin Resources	52,600		4,566,206
Freddie Mac	237,115		13,517,926
Genworth Financial, Cl. A	125,200		4,361,968
Golden West Financial	87,886		6,521,141
Goldman Sachs Group	148,250		22,301,247
Hartford Financial Services Group	104,050		8,802,630
Huntington Bancshares/OH	84,204	[a]	1,985,530
Janus Capital Group	72,600		1,299,540
JPMorgan Chase & Co.	1,192,426		50,081,892
Keycorp	138,666		4,947,603
Kimco Realty	72,600		2,649,174
Legg Mason	45,300		4,508,256
Lehman Brothers Holdings	183,760		11,971,964
Lincoln National	98,500		5,559,340
Loews	139,350		4,939,958
M&T Bank	27,100		3,195,632
Marsh & McLennan Cos.	188,558		5,070,325
Marshall & Ilsley	77,300		3,535,702
MBIA	46,250		2,707,938
Mellon Financial	141,957		4,887,580
Merrill Lynch & Co.	317,131		22,059,632

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
MetLife	260,400 [a]	13,335,084
MGIC Investment	30,000 [a]	1,950,000
Moody’s	83,800	4,563,748
Morgan Stanley	367,616	23,237,007
National City	186,199	6,738,542
North Fork Bancorporation	159,650	4,816,641
Northern Trust	63,590	3,516,527
Plum Creek Timber	63,250	2,245,375
PNC Financial Services Group	101,623	7,130,886
Principal Financial Group	95,050	5,289,533
Progressive	268,528	6,903,855
Prologis	84,100	4,383,292
Prudential Financial	168,850	13,119,645
Public Storage	28,400 [a]	2,155,560
Regions Financial	156,484	5,182,750
Safeco	40,950	2,307,533
Simon Property Group	62,900 [a]	5,216,926
SLM	141,000	7,461,720
Sovereign Bancorp	129,105	2,622,123
St. Paul Travelers Cos.	238,934	10,651,678
State Street	114,050	6,625,165
SunTrust Banks	124,750	9,513,435
Synovus Financial	110,750	2,965,885
T Rowe Price Group	91,200	3,448,272
Torchmark	34,400	2,088,768
UnumProvident	102,769	1,863,202
US Bancorp	610,805	18,861,658
Vornado Realty Trust	40,800	3,980,040
Wachovia	552,026	29,853,566
Washington Mutual	329,717 [a]	15,028,501
Wells Fargo & Co.	576,557	38,675,444
XL Capital, Cl. A	61,900	3,794,470
Zions Bancorporation	36,400	2,837,016
		846,300,673

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—12.2%
Abbott Laboratories	523,776	22,841,871
Aetna	194,564	7,768,941
Allergan	52,400	5,620,424
AmerisourceBergen	72,018	3,018,995
Amgen	404,724 [b]	26,400,147
Applera—Applied Biosystems Group	63,550	2,055,843
Barr Pharmaceuticals	36,400 [b]	1,735,916
Bausch & Lomb	18,500	907,240
Baxter International	224,750	8,261,810
Becton, Dickinson & Co.	84,900	5,189,937
Biogen Idec	118,027 [b]	5,468,191
Biomet	84,425 [a]	2,641,658
Boston Scientific	416,963 [b]	7,021,657
Bristol-Myers Squibb	674,828	17,451,052
Cardinal Health	143,300	9,218,489
Caremark Rx	151,800	7,570,266
CIGNA	41,071	4,045,904
Coventry Health Care	55,100 [b]	3,027,194
CR Bard	35,500	2,600,730
Eli Lilly & Co.	387,837	21,435,751
Express Scripts	50,500 [b]	3,622,870
Fisher Scientific International	42,600 [b]	3,111,930
Forest Laboratories	111,800 [b]	4,325,542
Genzyme	89,350 [b]	5,454,818
Gilead Sciences	156,200 [a,b]	9,240,792
HCA	140,005	6,041,216
Health Management Associates, Cl. A	82,600	1,628,046
Hospira	53,577 [b]	2,300,596
Humana	56,500 [b]	3,034,050
IMS Health	68,550 [a]	1,840,567
Johnson & Johnson	1,016,202	60,890,824
King Pharmaceuticals	83,166 [b]	1,413,822
Laboratory Corp. of America Holdings	42,800 [b]	2,663,444
Manor Care	27,100 [a]	1,271,532
McKesson	104,369	4,934,566
Medco Health Solutions	103,499 [b]	5,928,423

14

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
MedImmune	85,400 [a,b]	2,314,340
Medtronic	414,273	19,437,689
Merck & Co.	748,966	27,284,831
Millipore	18,200 [a,b]	1,146,418
Mylan Laboratories	72,100 [a]	1,442,000
Patterson Cos.	47,600 [a,b]	1,662,668
PerkinElmer	43,468	908,481
Pfizer	2,514,611	59,017,920
Quest Diagnostics	55,800	3,343,536
Schering-Plough	508,251	9,672,017
St. Jude Medical	123,900 [b]	4,016,838
Stryker	100,400	4,227,844
Tenet Healthcare	161,500 [a,b]	1,127,270
Thermo Electron	56,200 [b]	2,036,688
UnitedHealth Group	462,300	20,701,794
Waters	35,550 [b]	1,578,420
Watson Pharmaceuticals	35,000 [a,b]	814,800
WellPoint	218,800 [b]	15,922,076
Wyeth	461,920	20,513,867
Zimmer Holdings	85,202 [a,b]	4,832,657
		483,987,208
Industrial—11.6%
3M	258,698	20,895,037
Allied Waste Industries	83,000 [b]	942,880
American Power Conversion	58,200 [a]	1,134,318
American Standard Cos.	60,700	2,626,489
Avery Dennison	37,650	2,185,959
Boeing	274,420	22,477,742
Burlington Northern Santa Fe	125,192	9,921,466
Caterpillar	229,830	17,117,738
Cendant	343,302	5,592,390
Cintas	47,300	1,880,648
Cooper Industries, Cl. A	31,700	2,945,564
CSX	76,000	5,353,440
Cummins	15,900	1,943,775
Danaher	81,000	5,209,920

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Deere & Co.	80,500	6,720,945
Dover	69,950	3,457,628
Eaton	51,500	3,883,100
Emerson Electric	140,890	11,807,991
Equifax	44,150	1,516,111
FedEx	104,740	12,239,916
Fluor	30,000 [a]	2,787,900
General Dynamics	138,572	9,070,923
General Electric	3,568,583	117,620,496
Goodrich	42,500	1,712,325
Honeywell International	284,124	11,450,197
Illinois Tool Works	142,100	6,749,750
Ingersoll-Rand, Cl. A	112,900	4,829,862
ITT Industries	63,500	3,143,250
L-3 Communications Holdings	41,902	3,160,249
Lockheed Martin	121,560	8,720,714
Masco	136,300	4,039,932
Monster Worldwide	44,100 [b]	1,881,306
Navistar International	21,200 [b]	521,732
Norfolk Southern	142,350	7,575,867
Northrop Grumman	118,004	7,559,336
Paccar	57,212 [a]	4,713,124
Pall	42,801	1,198,428
Parker Hannifin	41,275	3,202,940
Pitney Bowes	76,200	3,147,060
Raytheon	153,150	6,825,896
Robert Half International	59,000	2,478,000
Rockwell Automation	60,900	4,385,409
Rockwell Collins	58,750	3,282,363
RR Donnelley & Sons	74,150	2,369,093
Ryder System	20,900 [a]	1,221,187
Southwest Airlines	242,412	3,968,284
Textron	44,600	4,111,228
Tyco International	698,971	19,221,703
Union Pacific	92,328	8,582,811
United Parcel Service, Cl. B	372,250	30,647,343

16

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
United Technologies	346,882	21,999,256
Waste Management	187,054	6,711,498
WW Grainger	26,200	1,971,026
		460,713,545
Information Technology—14.7%
ADC Telecommunications	40,214 [b]	678,008
Adobe Systems	205,500 [b]	6,238,980
Advanced Micro Devices	166,100 [b]	4,056,162
Affiliated Computer Services, Cl. A	40,700 [b]	2,100,527
Agilent Technologies	146,090 [b]	4,610,600
Altera	123,300 [a,b]	2,163,915
Analog Devices	123,900	3,982,146
Andrew	54,743 [a,b]	485,023
Apple Computer	291,900 [b]	16,673,328
Applied Materials	536,700	8,737,476
Autodesk	79,500 [b]	2,739,570
Automatic Data Processing	197,778	8,969,232
Avaya	141,092 [a,b]	1,611,271
BMC Software	73,000 [b]	1,744,700
Broadcom, Cl. A	157,187 [b]	4,723,469
CA	156,609	3,218,315
Ciena	201,700 [a,b]	970,177
Cisco Systems	2,095,018 [b]	40,915,701
Citrix Systems	62,500 [b]	2,508,750
Computer Sciences	64,500 [a,b]	3,124,380
Compuware	129,500 [b]	867,650
Comverse Technology	69,300 [b]	1,370,061
Convergys	48,102 [b]	937,989
Corning	534,498 [b]	12,929,507
Dell	779,612 [b]	19,030,329
eBay	396,800 [b]	11,622,272
Electronic Arts	105,100 [b]	4,523,504
Electronic Data Systems	177,950	4,281,477
EMC/Massachusetts	811,444 [b]	8,901,541
First Data	262,740	11,833,810
Fiserv	60,282 [a,b]	2,734,391

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Freescale Semiconductor, Cl. B	139,202 [b]	4,092,539
Gateway	90,700 [a,b]	172,330
Google, Cl. A	70,700 [b]	29,646,631
Hewlett-Packard	957,280	30,326,630
Intel	1,996,310	37,830,074
International Business Machines	532,068	40,873,464
Intuit	58,650 [a,b]	3,541,873
Jabil Circuit	61,100	1,564,160
JDS Uniphase	578,200 [a,b]	1,462,846
Juniper Networks	194,200 [b]	3,105,258
KLA-Tencor	68,300 [a]	2,839,231
Lexmark International, Cl. A	36,150 [b]	2,018,255
Linear Technology	104,250 [a]	3,491,332
LSI Logic	136,100 [a,b]	1,218,095
Lucent Technologies	1,537,421 [a,b]	3,720,559
Maxim Integrated Products	110,050	3,533,705
Micron Technology	250,850 [a,b]	3,777,801
Microsoft	3,010,796	70,151,547
Molex	48,675	1,634,020
Motorola	847,685	17,080,853
National Semiconductor	115,900	2,764,215
NCR	62,500 [b]	2,290,000
Network Appliance	128,400 [b]	4,532,520
Novell	116,300 [b]	771,069
Novellus Systems	43,700 [a,b]	1,079,390
Nvidia	121,000 [b]	2,576,090
Oracle	1,336,492 [b]	19,365,769
Parametric Technology	38,240 [b]	486,030
Paychex	114,675 [a]	4,470,032
PMC-Sierra	70,900 [a,b]	666,460
QLogic	55,300 [b]	953,372
Qualcomm	575,200	23,048,264
Sabre Holdings, Cl. A	45,550	1,002,100
SanDisk	67,000 [a,b]	3,415,660
Sanmina-SCI	182,872 [b]	841,211
Solectron	313,800 [b]	1,073,196

18

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Sun Microsystems	1,200,384 [a,b]	4,981,594
Symantec	355,279 [b]	5,521,036
Symbol Technologies	87,106	939,874
Tektronix	28,700	844,354
Tellabs	153,800 [b]	2,047,078
Teradyne	68,000 [b]	947,240
Texas Instruments	534,648	16,194,488
Unisys	117,700 [b]	739,156
VeriSign	84,100 [a,b]	1,948,597
Xerox	315,166 [b]	4,383,959
Xilinx	117,900	2,670,435
Yahoo!	430,276 [a,b]	14,199,108
		586,117,761
Materials—3.0%
Air Products & Chemicals	76,950	4,918,644
Alcoa	298,556	9,661,272
Allegheny Technologies	29,936	2,072,769
Ashland	24,400	1,627,480
Ball	35,900	1,329,736
Bemis	36,000	1,102,320
Dow Chemical	330,052	12,881,930
Eastman Chemical	28,100	1,517,400
Ecolab	62,500	2,536,250
EI Du Pont de Nemours & Co.	316,150	13,151,840
Freeport-McMoRan Copper & Gold, Cl. B	64,700	3,585,027
Hercules	39,000 [a,b]	595,140
International Flavors & Fragrances	27,100	955,004
International Paper	169,220	5,465,806
Louisiana-Pacific	36,400	797,160
MeadWestvaco	62,139	1,735,542
Monsanto	92,813	7,813,926
Newmont Mining	154,054	8,154,078
Nucor	106,900	5,799,325
Pactiv	48,450 [b]	1,199,137
Phelps Dodge	69,898	5,742,820
PPG Industries	56,833	3,750,978

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Praxair	110,900	5,988,600
Rohm & Haas	49,841	2,498,031
Sealed Air	27,973	1,456,834
Sigma-Aldrich	23,000 [a]	1,670,720
Temple-Inland	37,900	1,624,773
United States Steel	42,900	3,008,148
Vulcan Materials	34,500	2,691,000
Weyerhaeuser	84,500	5,260,125
		120,591,815
Telecommunication Services—3.3%
Alltel	133,500 [a]	8,521,305
AT & T	1,334,274	37,212,902
BellSouth	620,701	22,469,376
CenturyTel	39,900 [a]	1,482,285
Citizens Communications	111,500	1,455,075
Embarq	51,208 [b]	2,099,016
Qwest Communications International	537,162 [b]	4,345,641
Sprint Nextel	1,022,361	20,436,996
Verizon Communications	1,001,113	33,527,274
		131,549,870
Utilities—3.4%
AES	225,900 [b]	4,167,855
Allegheny Energy	56,100 [b]	2,079,627
Ameren	70,500 [a]	3,560,250
American Electric Power	135,150 [a]	4,628,887
Centerpoint Energy	106,846 [a]	1,335,575
CMS Energy	75,900 [b]	982,146
Consol Energy	62,900	2,938,688
Consolidated Edison	84,300 [a]	3,746,292
Constellation Energy Group	61,450	3,350,254
Dominion Resources/VA	119,292	8,921,849
DTE Energy	61,050	2,487,177
Duke Energy	423,847	12,448,386

20

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Dynegy, Cl. A	126,700 [b]	693,049
Edison International	111,800	4,360,200
Entergy	71,350	5,048,012
Exelon	229,450	13,039,644
FirstEnergy	113,233	6,138,361
FPL Group	138,700 [a]	5,739,406
Nicor	15,200 [a]	630,800
NiSource	93,553 [a]	2,043,198
Peoples Energy	13,200 [a]	474,012
PG & E	119,150	4,680,212
Pinnacle West Capital	34,000	1,356,940
PPL	130,600	4,218,380
Progress Energy	86,785 [a]	3,720,473
Public Service Enterprise Group	86,350	5,709,462
Sempra Energy	88,895	4,042,945
Southern	254,610	8,160,251
TECO Energy	71,600	1,069,704
TXU	158,660	9,486,281
Xcel Energy	139,195 [a]	2,669,759
		133,928,075
Total Common Stocks
(cost $2,623,270,682)		3,945,582,374

	Principal
Short-Term Investment—.1%	Amount ($)	Value ($)

U.S. Treasury Bill;
4.77%, 9/7/06
(cost $4,212,189)	4,250,000 [c]	4,212,898

Other Investment—.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $25,073,000)	25,073,000 [d]	25,073,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $128,722,438)	128,722,438 [d]	128,722,438

Total Investments (cost $2,781,278,309)	103.2%	4,103,590,710

Liabilities, Less Cash and Receivables	(3.2%)	(128,184,095)

Net Assets	100.0%	3,975,406,615

[a] All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund’s securities on loan is $168,910,476 and the total market value of the collateral held by the fund is $176,107,820, consisting of cash collateral of $128,722,438 and U.S. Government and agency securities valued at $47,385,382.
[b] Non-income producing security.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Financial	21.3	Short-Term/
Information Technology	14.7	Money Market Investments	3.9
Health Care	12.2	Utilities	3.4
Industrial	11.6	Telecommunication Services	3.3
Consumer Discretionary	10.1	Materials	3.0
Energy	10.1
Consumer Staples	9.6		103.2

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
June 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
Standard & Poor’s 500	105	33,584,250	September 2006	780,300

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $168,910,476)—Note 1(b):
Unaffiliated issuers	2,627,482,871	3,949,795,272
Affiliated issuers	153,795,438	153,795,438
Cash		1,171,529
Dividends and interest receivable		4,604,598
Receivable for shares of Common Stock subscribed		696,478
Prepaid expenses		68,405
		4,110,131,720

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		905,606
Liability for securities on loan—Note 1(b)		128,722,438
Payable for shares of Common Stock redeemed		4,550,583
Payable for investment securities purchased		255,420
Payable for futures variation margin—Note 4		84,900
Accrued expenses		206,158
		134,725,105

Net Assets ($)		3,975,406,615

Composition Net Assets ($):
Paid-in capital		3,189,575,946
Accumulated undistributed investment income—net		620,188
Accumulated net realized gain (loss) on investments		(537,882,220)
Accumulated net unrealized appreciation (depreciation)
on investments (including $780,300 net unrealized
appreciation on financial futures)		1,323,092,701

Net Assets ($)		3,975,406,615

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	3,455,335,649	520,070,966
Shares Outstanding	106,740,255	16,061,088

Net Assets Value Per Share ($)	32.37	32.38

See notes to financial statements.
24

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	38,901,546
Affiliated issuers	264,497
Interest	231,938
Income on securities lending	166,825
Total Income	39,564,806
Expenses:
Management fee—Note 3(a)	5,045,150
Distribution fees (Service Shares)—Note 3(b)	668,034
Prospectus and shareholders’ reports	148,406
Directors’ fees and expenses—Note 3(d)	42,459
Professional fees	28,965
Shareholder servicing costs (Initial Shares)—Note 3(c)	24,563
Loan commitment fees—Note 2	13,650
Interest expense—Note 2	7,707
Miscellaneous	82,720
Total Expenses	6,061,654
Investment Income—Net	33,503,152

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,919,219
Net realized gain (loss) on financial futures	(2,048,400)
Net Realized Gain (Loss)	2,870,819
Net change in unrealized appreciation (depreciation) on investments
(including $1,154,110 net unrealized appreciation on financial futures)	71,328,459
Net Realized and Unrealized Gain (Loss) on Investments	74,199,278
Net Increase in Net Assets Resulting from Operations	107,702,430

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	33,503,152	66,996,953
Net realized gain (loss) on investments	2,870,819	(107,603,672)
Net change in unrealized appreciation
(depreciation) on investments	71,328,459	240,329,084
Net Increase (Decrease) in Net Assets
Resulting from Operations	107,702,430	199,722,365

Dividends and Distributions to Shareholders ($):
Dividends from investment income—net:
Initial shares	(29,368,444)	(59,436,329)
Service shares	(3,717,725)	(7,091,644)
Distributions of return of capital:
Initial shares	—	(310,500)
Service shares	—	(39,323)
Total Dividends and Distributions	(33,086,169)	(66,877,796)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial shares	123,063,995	210,040,722
Service shares	32,825,429	157,277,486
Net assets received in connection with
reorganization—Note 1	—	166,871,392
Dividends reinvested:
Initial shares	29,368,444	59,746,829
Service shares	3,717,725	7,130,967
Cost of shares redeemed:
Initial shares	(379,000,027)	(779,602,799)
Service shares	(55,433,410)	(153,914,282)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(245,457,844)	(332,449,685)
Total Increase (Decrease) in Net Assets	(170,841,583)	(199,605,116)

Net Assets ($):
Beginning of Period	4,146,248,198	4,345,853,314
End of Period	3,975,406,615	4,146,248,198
Undistributed investment income—net	620,188	203,205

26

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Initial Shares
Shares sold	3,761,736	6,823,178
Shares issued in connection
with reorganization—Note 1	—	5,653,156
Shares issued for dividends reinvested	898,611	1,932,364
Shares redeemed	(11,577,452)	(25,134,308)
Net Increase (Decrease) in Shares Outstanding	(6,917,105)	(10,725,610)

Service Shares
Shares sold	1,003,737	5,125,869
Shares issued for dividends reinvested	113,728	230,306
Shares redeemed	(1,711,355)	(4,994,213)
Net Increase (Decrease) in Shares Outstanding	(593,890)	361,962

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Initial Shares (Unaudited)		2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.82	30.89	28.43	22.47	29.36	34.00
Investment Operations:
Investment income—net [a]	.27	.49	.51	.37	.34	.34
Net realized and
unrealized gain (loss)
on investments	.55	.94	2.48	5.96	(6.89)	(4.48)
Total from
Investment Operations	.82	1.43	2.99	6.33	(6.55)	(4.14)
Distributions:
Dividends from
investment income—net	(.27)	(.50)	(.53)	(.37)	(.34)	(.34)
Dividends from net realized
gain on investments	—	—	—	—	—	(.16)
Dividends from
return of capital	—	(.00)[b]	(.00)[b]	—	—	—
Total Distributions	(.27)	(.50)	(.53)	(.37)	(.34)	(.50)
Net asset value,
end of period	32.37	31.82	30.89	28.43	22.47	29.36

Total Return (%)	2.57[c]	4.69	10.64	28.36	(22.36)	(12.18)

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.13[c]	.27	.26	.28	.27	.26
Ratio of net investment
income to average
net assets	.82[c]	1.60	1.76	1.52	1.33	1.09
Portfolio Turnover Rate	3.06[c]	6.09	3.78	2.80	6.05	4.03

Net Assets,
end of period
($ x 1,000) 3,455,336		3,616,211	3,842,397	3,771,728	3,093,295	4,392,178

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.
28

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Service Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.82	30.90	28.40	22.44	29.33	34.00
Investment Operations:
Investment income—net [a]	.23	.42	.46	.32	.29	.24
Net realized and unrealized
gain (loss) on investments	.56	.93	2.46	5.93	(6.89)	(4.48)
Total from Investment Operations	.79	1.35	2.92	6.25	(6.60)	(4.24)
Distributions:
Dividends from
investment income—net	(.23)	(.43)	(.42)	(.29)	(.29)	(.27)
Dividends from net realized
gain on investments	—	—	—	—	—	(.16)
Dividends from return of capital	—	(.00)[b]	(.00)[b]	—	—	—
Total Distributions	(.23)	(.43)	(.42)	(.29)	(.29)	(.43)
Net asset value, end of period	32.38	31.82	30.90	28.40	22.44	29.33

Total Return (%)	2.44[c]	4.43	10.35	28.05	(22.55)	(12.46)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[c]	.52	.51	.53	.51	.57
Ratio of net investment income
to average net assets	.70[c]	1.35	1.59	1.27	1.19	.83
Portfolio Turnover Rate	3.06[c]	6.09	3.78	2.80	6.05	4.03

Net Assets, end of period
($ x 1,000)	520,071	530,037	503,456	283,150	78,762	26,461

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s manager and Mellon Equity Associates (“Mellon Equity”), an affiliate of Dreyfus, serves as the fund’s index manager. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on April 29, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Times Square VP S&P 500R Index Fund (“portfolio”), a series of CIGNA Variable Products Group, were transferred to the fund. Shareholders of the portfolio received Initial shares of the fund in an amount equal to the aggregate net asset value of their investment in the portfolio at the time of the exchange.The net asset value of the fund’s Initial shares at the close of business on April 29, 2005, after the reorganization, was $29.52 per share and a total of 5,653,156 Initial shares representing net assets of $166,871,392 (including $711,591 net unrealized appreciation on investments) were issued to the portfolio’s shareholders, in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is accrued as earned.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at originations, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2005, pursuant to the securities lending agreement, Mellon Bank, N.A. earned revenues of $148,271 from the fund.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation in exchange for cash subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. It is the fund’s policy that the value of the collateral (debt obligation) is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. Dreyfus, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $402,177,681 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $309,578,875 of the carryover expires in fiscal 2010, $27,409,843 expires in fiscal 2011, $15,235,400 expires in fiscal 2012 and $49,953,563 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005, were as follows: ordinary income $66,527,973 and return of capital $349,823.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2006, was approximately $305,700 with a related weighted average annualized interest rate of 5.09% .

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2006 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2006, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2006, Service shares were charged $668,034 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2006, Initial shares were charged $17,159 pursuant to the Shareholders Services Plan.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the fund was charged $574 pursuant to the transfer agency agreement.

During the period ended June 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $795,397, Rule 12b-1 distribution plan fees $106,053, shareholder services plan fees $2,000, chief compliance officer fees $1,926 and transfer agency per account fees $230.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, during the period ended June 30, 2006, amounted to $125,953,115 and $373,239,077, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.

Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2006 are set forth in the Statement of Financial Futures.

At June 30, 2006, accumulated net unrealized appreciation on investments was $1,322,312,401, consisting of $1,556,588,708 gross unrealized appreciation and $234,276,307 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	For	Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	82,897,739.539	3,338,574.226
James F. Henry †	81,339,143.998	4,897,169.767
Dr. Martin Peretz †	81,262,289.502	4,974,024.263

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.
In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler will continue as Board members of the fund.

38

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Directors meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement and Index Management Agreement (together, the “Agreements”) with Mellon Equity Associates, LLP (the “Sub-Adviser”), for a one-year term ending March 30, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Agreements, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During the meeting, the Board members discussed the continuance of the Agreements with senior management personnel of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representatives of the Manager were present, to continue their discussion of continuance of the Agreements. In determining to continue the Agreements, the Board considered all factors which they believed to be relevant, including, among other things, the factors discussed below.

Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited)(continued)

The Board members also considered the Manager’s research and portfolio management capabilities and the Manager’s oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted the fund was ranked in the first or second quintile among its performance group and performance universe for various periods ended January 31, 2006.The Board also noted that the difference in returns between the fund and the S&P 500 Index was primarily due to the fund’s transactions costs and other operating expenses.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee and actual total expense ratio were lower than the average and median of the expense universe and the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND ’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the Manager’s respective profitability percentages for managing the fund were not unreasonable given the fund’s overall performance and generally superior service levels provided. It also was noted that the profitability percentage for managing the portfolio was within rangers determined by appropriate court cases to be reasonable given the services provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations:

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager and the Sub-Adviser are adequate and appropriate;
  The Board was satisfied with the fund’s overall performance;
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund; and

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

For More Information

Dreyfus Stock Index Fund, Inc.	Custodian
200 Park Avenue	Boston Safe Deposit and Trust
New York, NY 10166	Company
Manager	One Boston Place
Boston, MA 02109
The Dreyfus Corporation
200 Park Avenue	Transfer Agent &
New York, NY 10166	Dividend Disbursing Agent

Index Fund Manager	Dreyfus Transfer, Inc.
200 Park Avenue
Mellon Equity Associates	New York, NY 10166
500 Grant Street
Pittsburgh, PA 15258	Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)